Note 9 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	201 7	201 6	20 15
Weighted average risk-free interest rates	2.40%	2.26%	1.99%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option (yrs)	7.0	7.0	7.0
Expected volatility	89.73%	88.72%	91.43%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	201 7	201 6	20 15
General and administrative expense	$31,271	$31,191	$45,822
Research and development expense	25,953	23,614	22,083
Total stock option expense	$57,224	$54,805	$67,905

Share-based Compensation, Stock Options, Activity [Table Text Block]
	201 7	201 6	201 5
Weighted average fair value of options granted	$0.04	$0.05	$0.09
Intrinsic value of options exercised	-	-	-
Total fair value of options vested	58,337	54,757	66,622